UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.2%
183,676		Amazon.com, Inc.	$109,037,421	3.1
1,637,169		Coach, Inc.	65,634,105	1.9
1,312,623		Comcast Corp. – Class A	80,175,013	2.3
949,229		Dish Network Corp. - Class A	43,911,334	1.2
692,422		Hasbro, Inc.	55,463,002	1.6
598,239		McDonald's Corp.	75,186,677	2.1
			429,407,552	12.2

		Consumer Staples: 10.0%
2,301,523		Coca-Cola Co.	106,767,652	3.0
485,280		Kimberly-Clark Corp.	65,275,013	1.9
1,139,671		Kraft Heinz Co.	89,532,554	2.5
934,140		Philip Morris International, Inc.	91,648,475	2.6
			353,223,694	10.0

		Energy: 7.7%
1,001,533		Anadarko Petroleum Corp.	46,641,392	1.3
562,966		EOG Resources, Inc.	40,860,072	1.2
612,841		Occidental Petroleum Corp.	41,936,710	1.2
953,196		Royal Dutch Shell PLC - Class A ADR	46,182,346	1.3
722,397		Schlumberger Ltd.	53,276,779	1.5
674,278		Valero Energy Corp.	43,248,191	1.2
			272,145,490	7.7

		Financials: 15.6%
665,482		Ameriprise Financial, Inc.	62,561,963	1.8
871,498		Arthur J. Gallagher & Co.	38,764,231	1.1
1,716,205		BB&T Corp.	57,098,140	1.6
495,808		Chubb Ltd.	59,075,523	1.7
904,219		Comerica, Inc.	34,242,774	1.0
488,570		Crown Castle International Corp.	42,261,305	1.2
1,203,094		Discover Financial Services	61,261,546	1.7
574,638		Prudential Financial, Inc.	41,500,356	1.2
294,237		Simon Property Group, Inc.	61,110,083	1.7
1,906,391		Wells Fargo & Co.	92,193,069	2.6
			550,068,990	15.6

		Health Care: 13.9%
1,236,777		AbbVie, Inc.	70,644,702	2.0
441,030		Amgen, Inc.	66,123,628	1.9
847,889		Gilead Sciences, Inc.	77,887,084	2.2
969,031		Medtronic PLC	72,677,325	2.1
1,265,819		Merck & Co., Inc.	66,974,483	1.9
316,381	L	Shire PLC ADR	54,385,894	1.5
615,593		UnitedHealth Group, Inc.	79,349,938	2.3
			488,043,054	13.9

		Industrials: 9.6%
666,828		Cummins, Inc.	73,311,070	2.1
836,700		Deere & Co.	64,417,533	1.8
520,282		General Dynamics Corp.	68,349,446	1.9
343,021		Roper Technologies, Inc.	62,693,948	1.8
312,013		TransDigm Group, Inc.	68,748,945	2.0
			337,520,942	9.6

		Information Technology: 20.3%
2,140,930		Activision Blizzard, Inc.	72,449,071	2.1
1,729,449		Apple, Inc.	188,492,647	5.4
4,267,914		Cisco Systems, Inc.	121,507,512	3.4
795,733		Fidelity National Information Services, Inc.	50,377,856	1.4
822,262	L	Microchip Technology, Inc.	39,633,028	1.1
3,098,147		Microsoft Corp.	171,110,659	4.9
1,370,002		Qualcomm, Inc.	70,061,902	2.0
			713,632,675	20.3

		Materials: 3.2%
1,233,394		Dow Chemical Co.	62,730,419	1.8
1,022,416		Nucor Corp.	48,360,277	1.4
			111,090,696	3.2

		Telecommunication Services: 2.7%
2,448,221		AT&T, Inc.	95,896,816	2.7

		Utilities: 3.4%
434,449		NextEra Energy, Inc.	51,412,695	1.4
1,175,123		PG&E Corp.	70,178,345	2.0
			121,591,040	3.4

	Total Common Stock
	(Cost $2,983,393,410)		3,472,620,949	98.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	Mirant Corp. Escrow Shares	–	–
10,000,000	Southern Energy Escrow Shares	–	–

Total Corporate Bonds/Notes
	(Cost $–)	–	–

Total Long-Term Investments
	(Cost $2,983,393,410)	3,472,620,949	98.6

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.1%
9,321,334	Barclays Capital, Inc., Repurchase Agreement dated 03/31/16, 0.30%, due 04/01/16 (Repurchase Amount $9,321,411, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $9,507,762, due 05/15/17-11/15/45)	$9,321,334	0.3
9,321,334	Cantor Fitzgerald, Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $9,321,423, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $9,507,761, due 04/25/16-01/20/66)	9,321,334	0.3
9,321,334	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/16, 0.35%, due 04/01/16 (Repurchase Amount $9,321,423, collateralized by various U.S. Government Securities, 0.875%-3.625%, Market Value plus accrued interest $9,507,761, due 08/15/17-02/15/44)	9,321,334	0.2
8,801,620	Nomura Securities, Repurchase Agreement dated 03/31/16, 0.33%, due 04/01/16 (Repurchase Amount $8,801,700, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,977,652, due 01/01/17-01/20/66)	8,801,620	0.2
2,481,532	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/16, 0.38%, due 04/01/16 (Repurchase Amount $2,481,558, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,536,180, due 04/15/18-01/15/29)	2,481,532	0.1
		39,247,154	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
36,621,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.400%††
	(Cost $36,621,000)	36,621,000	1.1

	Total Short-Term Investments
	(Cost $75,868,154)	75,868,154	2.2

	Total Investments in Securities (Cost $3,059,261,564)	$3,548,489,103	100.8
	Liabilities in Excess of Other Assets	(28,138,677)	(0.8)
	Net Assets	$3,520,350,426	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2016.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2016.

Cost for federal income tax purposes is $3,076,787,445.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$550,579,816
Gross Unrealized Depreciation	(78,878,158)

Net Unrealized Appreciation	$471,701,658

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Common Stock*	$3,472,620,949	$–	$–	$3,472,620,949
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	36,621,000	39,247,154	–	75,868,154
Total Investments, at fair value	$3,509,241,949	$39,247,154	$–	$3,548,489,103

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016